Exhibit 99

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996, as amended and restated as of January 1, 2006 (as amended and restated and as otherwise amended and supplemented, the “Agreement”), as supplemented by the Series Supplements (as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on January 15, 2014 and covers activity from November 25, 2013 through December 25, 2013.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 9th day of January.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By:	/s/ Kanchan Roy
Name:	Kanchan Roy
Title:	Vice President
ABS Operations

A. Trust Activity

Trust Totals

Record Date	December 31, 2013
Number of days in Monthly Period	31
Beginning Number of Accounts	22,474,890
Beginning Principal Receivable Balance, including any Additions, Removals, or Adjustments of Principal Receivables during the Monthly Period	28,871,252,531.66
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	28,871,252,531.66
Finance Charge Collections (excluding Recoveries)	463,612,723.06
Collections of Discount Option Receivables	0.00
Recoveries	18,503,331.77
Total Collections of Finance Charge Receivables	482,116,054.83
Total Collections of Principal Receivables	9,751,104,172.20
Monthly Payment Rate	32.6849%
Defaulted Amount	62,397,218.29
Annualized Default Rate	2.3916%
Annualized Default Rate, Net of Recoveries	1.6824%
Trust Portfolio Yield	17.1169%
New Principal Receivables	11,661,897,537.14
Ending Number of Accounts	22,462,945
Ending Principal Receivables Balance	30,719,648,678.31
Ending Required Minimum Principal Balance	19,742,361,350.00
Ending Transferor Amount	12,268,843,678.31
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	30,719,648,678.31

B. Series Allocations

	Invested Amount	Adjusted Invested Amount	Principal Funding Account Balance	Series Required Transferor Amount	Series Allocation Percentage	Series Allocable Finance Charge Collections	Series Allocable Recoveries	Series Allocable Principal Collections	Series Allocable Defaulted Amount

Group 1

2012-2	1,785,716,000	1,785,716,000.00	0.00	125,000,120.00	9.68%	46,660,422.29	1,790,799.67	943,736,749.59	6,038,962.04
2012-5	714,287,000	714,287,000.00	0.00	50,000,090.00	3.87%	18,664,184.60	716,320.47	377,495,016.93	2,415,586.85
2013-3	578,035,000	578,035,000.00	0.00	40,462,450.00	3.13%	15,103,945.53	579,680.58	305,486,915.08	1,954,807.72

Total	3,078,038,000.00	3,078,038,000.00	0.00	215,462,660.00	16.68%	80,428,552.42	3,086,800.72	1,626,718,681.60	10,409,356.61
Group 2

2004-2	400,000,000	400,000,000.00	0.00	28,000,000.00	2.17%	10,451,924.56	401,138.74	211,396,828.97	1,352,726.20
2005-2	600,000,000	600,000,000.00	0.00	42,000,000.00	3.25%	15,677,886.84	601,708.11	317,095,243.45	2,029,089.30
2007-2	500,000,000	500,000,000.00	0.00	35,000,000.00	2.71%	13,064,905.70	501,423.43	264,246,036.21	1,690,907.75
2008-2	1,363,638,000	1,363,638,000.00	0.00	95,454,660.00	7.39%	35,631,603.76	1,367,520.08	720,671,872.65	4,611,572.12
2008-4	607,956,000	607,956,000.00	0.00	42,556,920.00	3.30%	15,885,775.62	609,686.76	321,299,926.38	2,055,995.02
2008-6	1,534,091,000	1,534,091,000.00	0.00	107,386,370.00	8.31%	40,085,508.50	1,538,458.33	810,754,931.87	5,188,012.72
2009-2	1,515,155,000	1,515,155,000.00	0.00	106,060,850.00	8.21%	39,590,714.39	1,519,468.43	800,747,405.98	5,123,974.66
2011-1	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	6.57%	31,672,519.25	1,215,572.74	640,596,867.80	4,099,172.96
2012-1	606,062,000	606,062,000.00	0.00	42,424,340.00	3.28%	15,836,285.76	607,787.37	320,298,962.39	2,049,589.86
2012-3	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	6.57%	31,672,519.25	1,215,572.74	640,596,867.80	4,099,172.96
2012-A	2,424,244,000	2,424,244,000.00	0.00	169,697,080.00	13.14%	63,345,038.51	2,431,145.47	1,281,193,735.60	8,198,345.93
2012-4	1,181,820,000	1,181,820,000.00	0.00	82,727,400.00	6.41%	30,880,733.71	1,185,184.47	624,582,501.02	3,996,697.19
2013-1	1,190,477,000	1,190,477,000.00	0.00	83,333,390.00	6.45%	31,106,939.49	1,193,866.12	629,157,656.89	4,025,973.57
2013-2	714,286,000	714,286,000.00	0.00	50,000,020.00	3.87%	18,664,158.47	716,319.47	377,494,488.44	2,415,583.46
2009-D-II	310,794,000	310,794,000.00	0.00	21,755,580.00	1.68%	8,120,988.60	311,678.79	164,252,165.15	1,051,047.97

Total	15,372,767,000.00	15,372,767,000.00	0.00	1,076,093,690.00	83.32%	401,687,502.41	15,416,531.05	8,124,385,490.60	51,987,861.67

Trust	18,450,805,000.00	18,450,805,000.00	0.00	1,291,556,350.00	100.00%	482,116,054.83	18,503,331.77	9,751,104,172.20	62,397,218.28

C. Group Allocations (1)

	Invested Amount	Investor Finance Charge Collections	Investor Monthly Interest	Investor Default Amount	Investor Monthly Fees	Investor Additional Amounts	Total	Reallocated Investor Finance Charge Collections	Investment Funding Account Proceeds	Available Excess

Group 1
2012-2	1,785,716,000.00	29,819,362.77	1,054,688.78	3,859,330.69	2,976,193.34	0.00	7,890,212.81	29,778,057.89	0.00	21,887,845.08
2012-5	714,287,000.00	11,927,755.13	361,161.21	1,543,733.58	1,190,478.33	0.00	3,095,373.12	11,850,518.51	0.00	8,755,145.39
2013-3	578,035,000.00	9,652,506.53	473,313.87	1,249,262.60	963,391.67	0.00	2,685,968.14	9,771,048.04	0.00	7,085,079.90

Total	3,078,038,000.00	51,399,624.43	1,889,163.86	6,652,326.87	5,130,063.34	0.00	13,671,554.07	51,399,624.44	0.00	37,728,070.37

Group 2
2004-2	400,000,000.00	6,679,530.85	132,200.00	864,489.25	666,666.67	0.00	1,663,355.92	6,531,334.99	0.00	4,867,979.07
2005-2	600,000,000.00	10,019,296.27	157,600.00	1,296,733.87	1,000,000.00	0.00	2,454,333.87	9,756,302.48	0.00	7,301,968.61
2007-2	500,000,000.00	8,349,437.39	101,354.17	1,080,611.56	833,333.33	0.00	2,015,299.06	8,100,272.90	0.00	6,084,997.67
2008-2	1,363,638,000.00	22,771,155.22	2,053,017.36	2,947,125.96	2,272,730.00	0.00	7,272,873.32	23,868,276.44	0.00	16,595,403.12
2008-4	607,956,000.00	10,152,152.14	759,361.81	1,313,928.56	1,013,260.00	0.00	3,086,550.37	10,485,343.08	0.00	7,398,792.71
2008-6	1,534,091,000.00	25,617,520.40	2,147,855.46	3,315,512.93	2,556,818.33	0.00	8,020,186.72	26,689,993.93	0.00	18,669,807.21
2009-2	1,515,155,000.00	25,301,311.41	1,985,814.83	3,274,588.01	2,525,258.33	0.00	7,785,661.17	26,225,018.25	0.00	18,439,357.08
2011-1	1,212,122,000.00	20,241,015.73	412,897.91	2,619,666.08	2,020,203.34	0.00	5,052,767.33	19,804,228.66	0.00	14,751,461.33
2012-1	606,062,000.00	10,120,524.57	254,429.65	1,309,835.20	1,010,103.33	0.00	2,574,368.18	9,950,111.01	0.00	7,375,742.83
2012-3	1,212,122,000.00	20,241,015.73	364,413.32	2,619,666.08	2,020,203.34	0.00	5,004,282.74	19,755,744.07	0.00	14,751,461.33
2012-4	1,181,820,000.00	19,735,007.87	434,585.29	2,554,176.70	1,969,700.00	0.00	4,958,461.99	19,341,149.56	0.00	14,382,687.57
2012-A	2,424,244,000.00	40,482,031.46	791,650.40	5,239,332.17	4,040,406.66	0.00	10,071,389.23	39,574,311.88	0.00	29,502,922.65
2013-1	1,190,477,000.00	19,879,569.62	599,524.26	2,572,886.41	1,984,128.34	0.00	5,156,539.01	19,644,581.82	0.00	14,488,042.81
2013-2	714,286,000.00	11,927,738.43	363,582.85	1,543,731.41	1,190,476.67	0.00	3,097,790.93	11,790,614.18	0.00	8,692,823.25

Total	15,061,973,000.00	251,517,307.09	10,558,287.31	32,552,284.19	25,103,288.34	0.00	68,213,859.84	251,517,283.25	0.00	183,303,447.24

Trust Total	18,140,011,000.00	302,916,931.52	12,447,451.17	39,204,611.06	30,233,351.68	0.00	81,885,413.91	302,916,907.69	0.00	221,031,517.61

	Group Investor Finance Charge Collections	Group Expenses	Group Reallocable Investor Finance Charge Collections
Group 1	51,399,624.43	13,671,554.07	37,728,070.36
Group 2	332,481,346.18	68,213,859.84	264,267,486.34

(1)	Series 2009-D-II does not share in group allocations with other series. Therefore, certain figures set forth in section “B. Series Allocations” above, which include Series 2009-D-II, will not equal the corresponding figures set forth in this section “C. Group Allocations.”

D. Trust Performance

Delinquencies:

31-60 Days Delinquent	105,068,036
61-90 Days Delinquent	77,644,614
90+ Days Delinquent	173,551,302
Total 30+ Days Delinquent	356,263,952

E. Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on February 08, 2013 under CIK number 0000949349

Series 2004-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	625,907,704.98	400,000,000.00	225,907,704.98
Beginning Adjusted Invested Amount	N/A	400,000,000.00	N/A
Floating Allocation Percentage	N/A	63.9072%	36.0928%
Principal Allocation Percentage	N/A	63.9072%	36.0928%
Collections of Finance Charge Receivables	10,451,924.56	6,679,530.85	3,772,393.71
Collections of Principal Receivables	211,396,828.97	135,097,764.28	76,299,064.69
Defaulted Amount	1,352,726.20	864,489.25	488,236.95

Ending Invested Amount / Transferor Amount	665,979,585.79	400,000,000.00	265,979,585.79

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	December 12, 2013	December 12, 2013	December 12, 2013
Coupon December 16, 2013 to January 14, 2014	0.33660%	0.53660%	0.83660%
Monthly Interest Due	93,687.00	13,415.00	25,098.00	132,200.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	93,687.00	13,415.00	25,098.00	132,200.00
Investor Default Amount	721,848.53	64,836.69	77,804.03	864,489.25
Investor Monthly Fees Due	556,666.67	50,000.00	60,000.00	666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,372,202.20	128,251.69	162,902.03	1,663,355.92

Reallocated Investor Finance Charge Collections				6,531,334.99
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.6806%
Base Rate				2.4299%
Excess Spread Percentage				14.6039%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00
Distributions of Interest	93,687.00	13,415.00	25,098.00	132,200.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	93,687.00	13,415.00	25,098.00	132,200.00
Ending Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.28

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.28

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.45

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.45

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$4,893,077.07

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$25,098.00

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$4,867,979.07

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$5,453,664.72

a. Class A Monthly Interest	$93,687.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$721,848.53
e. Excess Spread	$4,638,129.19

2. Class B Available Funds	$489,850.12

a. Class B Monthly Interest	$13,415.00
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$476,435.12

3. Collateral Available Funds	$587,820.15

a. Excess Spread	$587,820.15

4. Total Excess Spread	$5,702,384.46

K. Reallocated Principal Collections

1. Principal Allocation Percentage	63.9072%

2. Series 2004-2 Allocable Principal Collections	$211,396,828.97

3. Principal Allocation Percentage of Series 2004-2 Allocable Principal Collections	$135,097,764.28

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$135,097,764.28

6. Shared Principal Collections from other Series allocated to Series 2004-2	$0.00

7. Other amounts treated as Available Principal Collections:	$864,489.25

8. Available Principal Collections (total of items 5, 6 and 7)	$135,962,253.53

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$36,000,000.00

2. Required Collateral Invested Amount	$36,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$135,962,253.53

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-2
1. Excess Spread	$5,702,384.46
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$64,836.69
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$25,098.00
9. Applied to unpaid Monthly Servicing Fee	$666,666.67
10. Collateral Default Amount treated as Available Principal Collections	$77,804.03
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$4,867,979.07

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2004-2

1. Excess Spread	$5,702,384.46
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$64,836.69
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$25,098.00
10. Applied to unpaid Monthly Servicing Fee	$666,666.67
11. Collateral Default Amount treated as Available Principal Collections	$77,804.03
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$4,867,979.07

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.4299%
b. Prior Monthly Period	2.3656%

c. Second Prior Monthly Period	2.3720%
2. Three Month Average Base Rate	2.3892%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	16.6806%
b. Prior Monthly Period	17.5358%
c. Second Prior Monthly Period	17.0866%
4. Three Month average Series Adjusted Portfolio Yield	17.1010%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	938,861,557.48	600,000,000.00	338,861,557.48
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	63.9072%	36.0928%
Principal Allocation Percentage	N/A	63.9072%	36.0928%
Collections of Finance Charge Receivables	15,677,886.84	10,019,296.27	5,658,590.57
Collections of Principal Receivables	317,095,243.45	202,646,646.41	114,448,597.04
Defaulted Amount	2,029,089.30	1,296,733.87	732,355.43

Ending Invested Amount / Transferor Amount	998,969,378.68	600,000,000.00	398,969,378.68

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	December 12, 2013	December 12, 2013	December 12, 2013
Coupon December 16, 2013 to January 14, 2014	0.26660%	0.44660%	0.65660%
Monthly Interest Due	111,305.50	16,747.50	29,547.00	157,600.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	111,305.50	16,747.50	29,547.00	157,600.00
Investor Default Amount	1,082,772.78	97,255.04	116,706.05	1,296,733.87
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,029,078.28	189,002.54	236,253.05	2,454,333.87

Reallocated Investor Finance Charge Collections				9,756,302.48
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.6008%
Base Rate				2.3474%
Excess Spread Percentage				14.6039%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	111,305.50	16,747.50	29,547.00	157,600.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	111,305.50	16,747.50	29,547.00	157,600.00
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.22

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.22

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.37

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.37

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$7,331,515.61

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$29,547.00

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,301,968.61

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$8,146,512.57

a. Class A Monthly Interest	$111,305.50
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,082,772.78
e. Excess Spread	$6,952,434.29

2. Class B Available Funds	$731,722.69

a. Class B Monthly Interest	$16,747.50
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$714,975.19

3. Collateral Available Funds	$878,067.22

a. Excess Spread	$878,067.22

4. Total Excess Spread	$8,545,476.70

K. Reallocated Principal Collections

1. Principal Allocation Percentage	63.9072%

2. Series 2005-2 Allocable Principal Collections	$317,095,243.45

3. Principal Allocation Percentage of Series 2005-2 Allocable Principal Collections	$202,646,646.41

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$202,646,646.41

6. Shared Principal Collections from other Series allocated to Series 2005-2	$0.00

7. Other amounts treated as Available Principal Collections:	$1,296,733.87

8. Available Principal Collections (total of items 5, 6 and 7)	$203,943,380.28

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$54,000,000.00

2. Required Collateral Invested Amount	$54,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$203,943,380.28

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-2
1. Excess Spread	$8,545,476.70
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$97,255.04
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$29,547.00
9. Applied to unpaid Monthly Servicing Fee	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections	$116,706.05
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,301,968.61

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-2

1. Excess Spread	$8,545,476.70
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$97,255.04
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$29,547.00
10. Applied to unpaid Monthly Servicing Fee	$1,000,000.00
11. Collateral Default Amount treated as Available Principal Collections	$116,706.05
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,301,968.61

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.3474%
b. Prior Monthly Period	2.2831%

c. Second Prior Monthly Period	2.2894%
2. Three Month Average Base Rate	2.3066%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	16.6008%
b. Prior Monthly Period	17.4505%
c. Second Prior Monthly Period	17.0041%
4. Three Month average Series Adjusted Portfolio Yield	17.0184%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	782,384,631.23	500,000,000.00	282,384,631.23
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	63.9072%	36.0928%
Principal Allocation Percentage	N/A	63.9072%	36.0928%
Collections of Finance Charge Receivables	13,064,905.70	8,349,437.39	4,715,492.14
Collections of Principal Receivables	264,246,036.21	168,872,205.35	95,373,830.86
Defaulted Amount	1,690,907.75	1,080,611.56	610,296.19

Ending Invested Amount / Transferor Amount	832,474,482.23	500,000,000.00	332,474,482.23

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	2,200,000.00	0.00	0.00	2,200,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	2,200,000.00	0.00	0.00	2,200,000.00
Required Reserve Account Amount	2,200,000.00	0.00	0.00	2,200,000.00

LIBOR Determination Date	December 12, 2013	December 12, 2013	December 12, 2013
Coupon December 16, 2013 to January 14, 2014	0.21660%	0.34660%	0.51660%
Monthly Interest Due	79,420.00	7,942.92	13,991.25	101,354.17
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	79,420.00	7,942.92	13,991.25	101,354.17
Investor Default Amount	950,938.17	59,433.64	70,239.75	1,080,611.56
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,763,691.50	113,209.89	138,397.67	2,015,299.06

Reallocated Investor Finance Charge Collections				8,100,272.90
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				23.83
Series Adjusted Portfolio Yield				16.5302%
Base Rate				2.2744%
Excess Spread Percentage				14.6040%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	79,420.00	7,942.92	13,991.25	101,354.17
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	79,420.00	7,942.92	13,991.25	101,354.17
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.18

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.18

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.29

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.29

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$6,098,988.92

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$13,991.25

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,084,997.67

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$7,128,261.12

a. Class A Monthly Interest	$79,420.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$950,938.17
e. Excess Spread	$6,097,902.95

2. Class B Available Funds	$445,516.32

a. Class B Monthly Interest	$7,942.92
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$437,573.40

3. Collateral Available Funds	$526,519.29

a. Excess Spread	$526,519.29

4. Total Excess Spread	$7,061,995.64

K. Reallocated Principal Collections

1. Principal Allocation Percentage	63.9072%

2. Series 2007-2 Allocable Principal Collections	$264,246,036.21

3. Principal Allocation Percentage of Series 2007-2 Allocable Principal Collections	$168,872,205.35

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$168,872,205.35

6. Shared Principal Collections from other Series allocated to Series 2007-2	$0.00

7. Other amounts treated as Available Principal Collections:	$1,080,611.56

8. Available Principal Collections (total of items 5, 6 and 7)	$169,952,816.91

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$32,500,000.00

2. Required Collateral Invested Amount	$32,500,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$169,952,816.91

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-2
1. Excess Spread	$7,061,995.64
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$59,433.64
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$13,991.25
9. Applied to unpaid Monthly Servicing Fee	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections	$70,239.75
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$6,084,997.67

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-2

1. Excess Spread	$7,061,995.64
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$59,433.64
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$13,991.25
10. Applied to unpaid Monthly Servicing Fee	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections	$70,239.75
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$6,084,997.67

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.2744%
b. Prior Monthly Period	2.2101%

c. Second Prior Monthly Period	2.2165%
2. Three Month Average Base Rate	2.2337%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	16.5302%
b. Prior Monthly Period	17.3752%
c. Second Prior Monthly Period	16.9311%
4. Three Month average Series Adjusted Portfolio Yield	16.9455%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,133,778,827.52	1,363,638,000.00	770,140,827.52
Beginning Adjusted Invested Amount	N/A	1,363,638,000.00	N/A
Floating Allocation Percentage	N/A	63.9072%	36.0928%
Principal Allocation Percentage	N/A	63.9072%	36.0928%
Collections of Finance Charge Receivables	35,631,603.76	22,771,155.22	12,860,448.54
Collections of Principal Receivables	720,671,872.65	460,561,112.71	260,110,759.94
Defaulted Amount	4,611,572.12	2,947,125.96	1,664,446.16

Ending Invested Amount / Transferor Amount	2,270,387,676.01	1,363,638,000.00	906,749,676.01

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	December 12, 2013	December 12, 2013	December 12, 2013
Coupon December 16, 2013 to January 14, 2014	1.42660%	3.91660%	5.16660%
Monthly Interest Due	1,426,600.00	244,790.76	381,626.60	2,053,017.36
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,426,600.00	244,790.76	381,626.60	2,053,017.36
Investor Default Amount	2,593,467.74	162,093.89	191,564.33	2,947,125.96
Investor Monthly Fees Due	2,000,000.00	125,001.67	147,728.33	2,272,730.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,020,067.74	531,886.32	720,919.26	7,272,873.32

Reallocated Investor Finance Charge Collections				23,868,276.44
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.0642%
Base Rate				3.8595%
Excess Spread Percentage				14.6039%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00
Distributions of Interest	1,426,600.00	244,790.76	381,626.60	2,053,017.36
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,426,600.00	244,790.76	381,626.60	2,053,017.36
Ending Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$1.19

(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.19

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$3.26

(2) The amount of the distribution in respect of Class B Monthly Interest:	$3.26

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$16,977,029.72

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$381,626.60

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$16,595,403.12

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$21,004,058.06

a. Class A Monthly Interest	$1,426,600.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,593,467.74
e. Excess Spread	$16,983,990.32

2. Class B Available Funds	$1,312,771.13

a. Class B Monthly Interest	$244,790.76
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,067,980.37

3. Collateral Available Funds	$1,551,447.25

a. Excess Spread	$1,551,447.25

4. Total Excess Spread	$19,603,417.94

K. Reallocated Principal Collections

1. Principal Allocation Percentage	63.9072%

2. Series 2008-2 Allocable Principal Collections	$720,671,872.65

3. Principal Allocation Percentage of Series 2008-2 Allocable Principal Collections	$460,561,112.71

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$460,561,112.71

6. Shared Principal Collections from other Series allocated to Series 2008-2	$0.00

7. Other amounts treated as Available Principal Collections:	$2,947,125.96

8. Available Principal Collections (total of items 5, 6 and 7)	$463,508,238.67

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$88,637,000.00

2. Required Collateral Invested Amount	$88,637,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$463,508,238.67

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-2
1. Excess Spread	$19,603,417.94
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$162,093.89
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$381,626.60
9. Applied to unpaid Monthly Servicing Fee	$2,272,730.00
10. Collateral Default Amount treated as Available Principal Collections	$191,564.33
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$16,595,403.12

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-2

1. Excess Spread	$19,603,417.94
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$162,093.89
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$381,626.60
10. Applied to unpaid Monthly Servicing Fee	$2,272,730.00
11. Collateral Default Amount treated as Available Principal Collections	$191,564.33
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$16,595,403.12

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.8595%
b. Prior Monthly Period	3.7952%

c. Second Prior Monthly Period	3.8016%
2. Three Month Average Base Rate	3.8188%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.0642%
b. Prior Monthly Period	19.0130%
c. Second Prior Monthly Period	18.5162%
4. Three Month average Series Adjusted Portfolio Yield	18.5311%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	951,310,861.73	607,956,000.00	343,354,861.73
Beginning Adjusted Invested Amount	N/A	607,956,000.00	N/A
Floating Allocation Percentage	N/A	63.9072%	36.0928%
Principal Allocation Percentage	N/A	63.9072%	36.0928%
Collections of Finance Charge Receivables	15,885,775.62	10,152,152.14	5,733,623.48
Collections of Principal Receivables	321,299,926.38	205,333,740.95	115,966,185.43
Defaulted Amount	2,055,995.02	1,313,928.56	742,066.46

Ending Invested Amount / Transferor Amount	1,012,215,712.64	607,956,000.00	404,259,712.64

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	2,675,000.00	0.00	0.00	2,675,000.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	2,675,000.00	0.00	0.00	2,675,000.00
Required Reserve Account Amount	2,675,000.00	0.00	0.00	2,675,000.00

LIBOR Determination Date	December 12, 2013	December 12, 2013	December 12, 2013
Coupon December 16, 2013 to January 14, 2014	1.56660%	0.86660%	1.11660%
Monthly Interest Due	698,442.50	24,147.81	36,771.50	759,361.81
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	698,442.50	24,147.81	36,771.50	759,361.81
Investor Default Amount	1,156,254.36	72,266.98	85,407.22	1,313,928.56
Investor Monthly Fees Due	891,666.67	55,730.00	65,863.33	1,013,260.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,746,363.53	152,144.79	188,042.05	3,086,550.37

Reallocated Investor Finance Charge Collections				10,485,343.08
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.7621%
Base Rate				3.5474%
Excess Spread Percentage				14.6039%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00
Distributions of Interest	698,442.50	24,147.81	36,771.50	759,361.81
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	698,442.50	24,147.81	36,771.50	759,361.81
Ending Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$1.31

(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.31

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.72

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.72

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$4,760,564.20

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$36,771.50

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$4,723,792.70

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$9,227,079.83

a. Class A Monthly Interest	$698,442.50
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,156,254.36
e. Excess Spread	$7,372,382.97

2. Class B Available Funds	$576,701.11

a. Class B Monthly Interest	$24,147.81
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$552,553.30

3. Collateral Available Funds	$681,562.13

a. Excess Spread	$681,562.13

4. Total Excess Spread	$8,606,498.40

K. Reallocated Principal Collections

1. Principal Allocation Percentage	63.9072%

2. Series 2008-4 Allocable Principal Collections	$321,299,926.38

3. Principal Allocation Percentage of Series 2008-4 Allocable Principal Collections	$205,333,740.95

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$205,333,740.95

6. Shared Principal Collections from other Series allocated to Series 2008-4	$0.00

7. Other amounts treated as Available Principal Collections:	$1,313,928.56

8. Available Principal Collections (total of items 5, 6 and 7)	$206,647,669.51

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$39,518,000.00

2. Required Collateral Invested Amount	$39,518,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$206,647,669.51

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-4
1. Excess Spread	$8,606,498.40
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$72,266.98
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$36,771.50
9. Applied to unpaid Monthly Servicing Fee	$1,013,260.00
10. Collateral Default Amount treated as Available Principal Collections	$85,407.22
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$2,675,000.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$4,723,792.70

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-4

1. Excess Spread	$8,606,498.40
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$72,266.98
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$36,771.50
10. Applied to unpaid Monthly Servicing Fee	$1,013,260.00
11. Collateral Default Amount treated as Available Principal Collections	$85,407.22
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$2,675,000.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$4,723,792.70

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.5474%
b. Prior Monthly Period	3.4831%

c. Second Prior Monthly Period	3.4895%
2. Three Month Average Base Rate	3.5067%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.7621%
b. Prior Monthly Period	18.6906%
c. Second Prior Monthly Period	18.2042%
4. Three Month average Series Adjusted Portfolio Yield	18.2190%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-6 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,400,498,442.62	1,534,091,000.00	866,407,442.62
Beginning Adjusted Invested Amount	N/A	1,534,091,000.00	N/A
Floating Allocation Percentage	N/A	63.9072%	36.0928%
Principal Allocation Percentage	N/A	63.9072%	36.0928%
Collections of Finance Charge Receivables	40,085,508.50	25,617,520.40	14,467,988.10
Collections of Principal Receivables	810,754,931.87	518,130,660.74	292,624,271.13
Defaulted Amount	5,188,012.72	3,315,512.93	1,872,499.79

Ending Invested Amount / Transferor Amount	2,554,183,221.85	1,534,091,000.00	1,020,092,221.85

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	December 12, 2013	December 12, 2013	December 12, 2013
Coupon December 16, 2013 to January 14, 2014	1.36660%	3.16660%	4.66660%
Monthly Interest Due	1,537,425.00	222,651.56	387,778.90	2,147,855.46
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,537,425.00	222,651.56	387,778.90	2,147,855.46
Investor Default Amount	2,917,651.21	182,353.20	215,508.52	3,315,512.93
Investor Monthly Fees Due	2,250,000.00	140,625.00	166,193.33	2,556,818.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,705,076.21	545,629.76	769,480.75	8,020,186.72

Reallocated Investor Finance Charge Collections				26,689,993.93
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.9400%
Base Rate				3.7312%
Excess Spread Percentage				14.6039%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00
Distributions of Interest	1,537,425.00	222,651.56	387,778.90	2,147,855.46
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,537,425.00	222,651.56	387,778.90	2,147,855.46
Ending Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$1.14

(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.14

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$2.64

(2) The amount of the distribution in respect of Class B Monthly Interest:	$2.64

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$19,057,586.11

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$387,778.90

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$18,669,807.21

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$23,487,193.27

a. Class A Monthly Interest	$1,537,425.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,917,651.21
e. Excess Spread	$19,032,117.06

2. Class B Available Funds	$1,467,949.58

a. Class B Monthly Interest	$222,651.56
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,245,298.02

3. Collateral Available Funds	$1,734,851.08

a. Excess Spread	$1,734,851.08

4. Total Excess Spread	$22,012,266.16

K. Reallocated Principal Collections

1. Principal Allocation Percentage	63.9072%

2. Series 2008-6 Allocable Principal Collections	$810,754,931.87

3. Principal Allocation Percentage of Series 2008-6 Allocable Principal Collections	$518,130,660.74

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$518,130,660.74

6. Shared Principal Collections from other Series allocated to Series 2008-6	$0.00

7. Other amounts treated as Available Principal Collections:	$3,315,512.93

8. Available Principal Collections (total of items 5, 6 and 7)	$521,446,173.67

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$99,716,000.00

2. Required Collateral Invested Amount	$99,716,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$521,446,173.67

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-6
1. Excess Spread	$22,012,266.16
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$182,353.20
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$387,778.90
9. Applied to unpaid Monthly Servicing Fee	$2,556,818.33
10. Collateral Default Amount treated as Available Principal Collections	$215,508.52
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$18,669,807.21

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-6

1. Excess Spread	$22,012,266.16
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$182,353.20
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$387,778.90
10. Applied to unpaid Monthly Servicing Fee	$2,556,818.33
11. Collateral Default Amount treated as Available Principal Collections	$215,508.52
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$18,669,807.21

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.7312%
b. Prior Monthly Period	3.6669%

c. Second Prior Monthly Period	3.6733%
2. Three Month Average Base Rate	3.6905%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.9400%
b. Prior Monthly Period	18.8805%
c. Second Prior Monthly Period	18.3879%
4. Three Month average Series Adjusted Portfolio Yield	18.4028%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2009-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,370,867,971.86	1,515,155,000.00	855,712,971.86
Beginning Adjusted Invested Amount	N/A	1,515,155,000.00	N/A
Floating Allocation Percentage	N/A	63.9072%	36.0928%
Principal Allocation Percentage	N/A	63.9072%	36.0928%
Collections of Finance Charge Receivables	39,590,714.39	25,301,311.41	14,289,402.98
Collections of Principal Receivables	800,747,405.98	511,735,132.58	289,012,273.40
Defaulted Amount	5,123,974.66	3,274,588.01	1,849,386.65

Ending Invested Amount / Transferor Amount	2,522,655,748.26	1,515,155,000.00	1,007,500,748.26

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	December 12, 2013	December 12, 2013	December 12, 2013
Coupon December 16, 2013 to January 14, 2014	1.41660%	0.86660%	5.41660%
Monthly Interest Due	1,475,625.00	65,644.95	444,544.88	1,985,814.83
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,475,625.00	65,644.95	444,544.88	1,985,814.83
Investor Default Amount	2,701,528.90	196,455.18	376,603.93	3,274,588.01
Investor Monthly Fees Due	2,083,333.33	151,500.00	290,425.00	2,525,258.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,260,487.23	413,600.13	1,111,573.81	7,785,661.17

Reallocated Investor Finance Charge Collections				26,225,018.25
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.8347%
Base Rate				3.6224%
Excess Spread Percentage				14.6039%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00
Distributions of Interest	1,475,625.00	65,644.95	444,544.88	1,985,814.83
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,475,625.00	65,644.95	444,544.88	1,985,814.83
Ending Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$1.18

(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.18

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.72

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.72

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$18,883,901.96

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$444,544.88

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$18,439,357.08

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$21,635,590.29

a. Class A Monthly Interest	$1,475,625.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,701,528.90
e. Excess Spread	$17,458,436.39

2. Class B Available Funds	$1,573,340.13

a. Class B Monthly Interest	$65,644.95
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,507,695.18

3. Collateral Available Funds	$3,016,087.83

a. Excess Spread	$3,016,087.83

4. Total Excess Spread	$21,982,219.40

K. Reallocated Principal Collections

1. Principal Allocation Percentage	63.9072%

2. Series 2009-2 Allocable Principal Collections	$800,747,405.98

3. Principal Allocation Percentage of Series 2009-2 Allocable Principal Collections	$511,735,132.58

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$511,735,132.58

6. Shared Principal Collections from other Series allocated to Series 2009-2	$0.00

7. Other amounts treated as Available Principal Collections:	$3,274,588.01

8. Available Principal Collections (total of items 5, 6 and 7)	$515,009,720.59

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$174,255,000.00

2. Required Collateral Invested Amount	$174,255,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$515,009,720.59

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-2
1. Excess Spread	$21,982,219.40
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$196,455.18
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$444,544.88
9. Applied to unpaid Monthly Servicing Fee	$2,525,258.33
10. Collateral Default Amount treated as Available Principal Collections	$376,603.93
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$18,439,357.08

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.6224%
b. Prior Monthly Period	3.5580%
c. Second Prior Monthly Period	3.5641%
2. Three Month Average Base Rate	3.5815%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.8347%
b. Prior Monthly Period	18.7679%
c. Second Prior Monthly Period	18.2787%
4. Three Month average Series Adjusted Portfolio Yield	18.2938%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$1,515,155,000.00
Monthly Interest:	$2,943,459.23
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$1,518,098,459.23

Series 2011-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,896,691,247.95	1,212,122,000.00	684,569,247.95
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	63.9072%	36.0928%
Principal Allocation Percentage	N/A	63.9072%	36.0928%
Collections of Finance Charge Receivables	31,672,519.25	20,241,015.73	11,431,503.52
Collections of Principal Receivables	640,596,867.80	409,387,430.57	231,209,437.23
Defaulted Amount	4,099,172.96	2,619,666.08	1,479,506.88

Ending Invested Amount / Transferor Amount	2,018,121,268.71	1,212,122,000.00	805,999,268.71

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	December 12, 2013	December 12, 2013	December 12, 2013
Coupon December 16, 2013 to January 14, 2014	0.33660%	0.86660%	1.21660%
Monthly Interest Due	280,500.00	52,521.02	79,876.89	412,897.91
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	280,500.00	52,521.02	79,876.89	412,897.91
Investor Default Amount	2,161,223.11	157,179.27	301,263.70	2,619,666.08
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,108,389.78	330,911.96	613,465.59	5,052,767.33

Reallocated Investor Finance Charge Collections				19,804,228.66
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.6926%
Base Rate				2.4422%
Excess Spread Percentage				14.6039%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	280,500.00	52,521.02	79,876.89	412,897.91
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	280,500.00	52,521.02	79,876.89	412,897.91
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.28

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.28

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.72

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.72

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$14,831,338.21

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$79,876.89

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,751,461.32

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$16,338,478.02

a. Class A Monthly Interest	$280,500.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,161,223.11
e. Excess Spread	$13,896,754.91

2. Class B Available Funds	$1,188,248.49

a. Class B Monthly Interest	$52,521.02
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,135,727.47

3. Collateral Available Funds	$2,277,502.14

a. Excess Spread	$2,277,502.14

4. Total Excess Spread	$17,309,984.52

K. Reallocated Principal Collections

1. Principal Allocation Percentage	63.9072%

2. Series 2011-1 Allocable Principal Collections	$640,596,867.80

3. Principal Allocation Percentage of Series 2011-1 Allocable Principal Collections	$409,387,430.57

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$409,387,430.57

6. Shared Principal Collections from other Series allocated to Series 2011-1	$0.00

7. Other amounts treated as Available Principal Collections:	$2,619,666.08

8. Available Principal Collections (total of items 5, 6 and 7)	$412,007,096.65

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$139,395,000.00

2. Required Collateral Invested Amount	$139,395,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$412,007,096.65

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2011-1
1. Excess Spread	$17,309,984.52
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$157,179.27
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$79,876.89
9. Applied to unpaid Monthly Servicing Fee	$2,020,203.34
10. Collateral Default Amount treated as Available Principal Collections	$301,263.70
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$14,751,461.32

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.4422%
b. Prior Monthly Period	2.3779%
c. Second Prior Monthly Period	2.3839%
2. Three Month Average Base Rate	2.4013%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	16.6926%
b. Prior Monthly Period	17.5484%
c. Second Prior Monthly Period	17.0986%
4. Three Month average Series Adjusted Portfolio Yield	17.1132%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$1,212,122,000.00
Monthly Interest:	$976,885.65
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$1,213,098,885.65

Series 2012-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	948,347,188.75	606,062,000.00	342,285,188.75
Beginning Adjusted Invested Amount	N/A	606,062,000.00	N/A
Floating Allocation Percentage	N/A	63.9072%	36.0928%
Principal Allocation Percentage	N/A	63.9072%	36.0928%
Collections of Finance Charge Receivables	15,836,285.76	10,120,524.57	5,715,761.19
Collections of Principal Receivables	320,298,962.39	204,694,053.03	115,604,909.36
Defaulted Amount	2,049,589.86	1,309,835.20	739,754.66

Ending Invested Amount / Transferor Amount	1,009,062,299.30	606,062,000.00	403,000,299.30

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	December 12, 2013	December 12, 2013	December 12, 2013
Coupon December 16, 2013 to January 14, 2014	0.43660%	0.96660%	1.31660%
Monthly Interest Due	181,916.67	29,291.20	43,221.78	254,429.65
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	181,916.67	29,291.20	43,221.78	254,429.65
Investor Default Amount	1,080,611.55	78,590.72	150,632.93	1,309,835.20
Investor Monthly Fees Due	833,333.33	60,606.67	116,163.33	1,010,103.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,095,861.55	168,488.59	310,018.04	2,574,368.18

Reallocated Investor Finance Charge Collections				9,950,111.01
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.7858%
Base Rate				2.5385%
Excess Spread Percentage				14.6039%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00
Distributions of Interest	181,916.67	29,291.20	43,221.78	254,429.65
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	181,916.67	29,291.20	43,221.78	254,429.65
Ending Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.36

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.36

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.81

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.81

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$7,418,964.61

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$43,221.78

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,375,742.83

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$8,208,822.70

a. Class A Monthly Interest	$181,916.67
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,080,611.55
e. Excess Spread	$6,946,294.48

2. Class B Available Funds	$597,011.26

a. Class B Monthly Interest	$29,291.20
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$567,720.06

3. Collateral Available Funds	$1,144,277.05

a. Excess Spread	$1,144,277.05

4. Total Excess Spread	$8,658,291.59

K. Reallocated Principal Collections

1. Principal Allocation Percentage	63.9072%

2. Series 2012-1 Allocable Principal Collections	$320,298,962.39

3. Principal Allocation Percentage of Series 2012-1 Allocable Principal Collections	$204,694,053.03

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$204,694,053.03

6. Shared Principal Collections from other Series allocated to Series 2012-1	$0.00

7. Other amounts treated as Available Principal Collections:	$1,309,835.20

8. Available Principal Collections (total of items 5, 6 and 7)	$206,003,888.23

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$69,698,000.00

2. Required Collateral Invested Amount	$69,698,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$206,003,888.23

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-1
1. Excess Spread	$8,658,291.59
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$78,590.72
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$43,221.78
9. Applied to unpaid Monthly Servicing Fee	$1,010,103.33
10. Collateral Default Amount treated as Available Principal Collections	$150,632.93
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,375,742.83

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.5385%
b. Prior Monthly Period	2.4742%
c. Second Prior Monthly Period	2.4803%
2. Three Month Average Base Rate	2.4977%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	16.7858%
b. Prior Monthly Period	17.6480%
c. Second Prior Monthly Period	17.1949%
4. Three Month average Series Adjusted Portfolio Yield	17.2096%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$606,062,000.00
Monthly Interest:	$435,410.19
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$606,497,410.19

Series 2012-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,794,233,508.28	1,785,716,000.00	1,008,517,508.28
Beginning Adjusted Invested Amount	N/A	1,785,716,000.00	N/A
Floating Allocation Percentage	N/A	63.9072%	36.0928%
Principal Allocation Percentage	N/A	63.9072%	36.0928%
Collections of Finance Charge Receivables	46,660,422.29	29,819,362.77	16,841,059.52
Collections of Principal Receivables	943,736,749.59	603,115,598.08	340,621,151.51
Defaulted Amount	6,038,962.04	3,859,330.69	2,179,631.35

Ending Invested Amount / Transferor Amount	2,973,126,005.03	1,785,716,000.00	1,187,410,005.03

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	NA	NA	NA
Coupon December 16, 2013 to January 14, 2014	0.68000%	0.99000%	1.29000%
Monthly Interest Due	850,000.00	84,710.18	119,978.60	1,054,688.78
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	850,000.00	84,710.18	119,978.60	1,054,688.78
Investor Default Amount	3,241,834.67	221,912.23	395,583.79	3,859,330.69
Investor Monthly Fees Due	2,500,000.00	171,131.67	305,061.67	2,976,193.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,591,834.67	477,754.08	820,624.06	7,890,212.81

Reallocated Investor Finance Charge Collections				29,778,057.89
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.0896%
Base Rate				2.7464%
Excess Spread Percentage				14.7086%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	102,679,000.00	183,037,000.00	1,785,716,000.00
Distributions of Interest	850,000.00	84,710.18	119,978.60	1,054,688.78
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	850,000.00	84,710.18	119,978.60	1,054,688.78
Ending Certificates Balance	1,500,000,000.00	102,679,000.00	183,037,000.00	1,785,716,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.57

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.57

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.83

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.83

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$22,007,823.67

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$119,978.60

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$21,887,845.07

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$25,013,544.61

a. Class A Monthly Interest	$850,000.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$3,241,834.67
e. Excess Spread	$20,921,709.94

2. Class B Available Funds	$1,712,243.83

a. Class B Monthly Interest	$84,710.18
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,627,533.65

3. Collateral Available Funds	$3,052,269.44

a. Excess Spread	$3,052,269.44

4. Total Excess Spread	$25,601,513.03

K. Reallocated Principal Collections

1. Principal Allocation Percentage	63.9072%

2. Series 2012-2 Allocable Principal Collections	$943,736,749.59

3. Principal Allocation Percentage of Series 2012-2 Allocable Principal Collections	$603,115,598.08

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$603,115,598.08

6. Shared Principal Collections from other Series allocated to Series 2012-2	$0.00

7. Other amounts treated as Available Principal Collections:	$3,859,330.69

8. Available Principal Collections (total of items 5, 6 and 7)	$606,974,928.77

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$183,037,000.00

2. Required Collateral Invested Amount	$183,037,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$606,974,928.77

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-2
1. Excess Spread	$25,601,513.03
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$221,912.23
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$119,978.60
9. Applied to unpaid Monthly Servicing Fee	$2,976,193.34
10. Collateral Default Amount treated as Available Principal Collections	$395,583.79
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$21,887,845.07

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.7464%
b. Prior Monthly Period	2.6578%
c. Second Prior Monthly Period	2.6578%
2. Three Month Average Base Rate	2.6873%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.0896%
b. Prior Monthly Period	18.0536%
c. Second Prior Monthly Period	17.6185%
4. Three Month average Series Adjusted Portfolio Yield	17.5872%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$1,785,716,000.00
Monthly Interest:	$1,414,809.99
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$1,787,130,809.99

Series 2012-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,896,691,247.95	1,212,122,000.00	684,569,247.95
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	63.9072%	36.0928%
Principal Allocation Percentage	N/A	63.9072%	36.0928%
Collections of Finance Charge Receivables	31,672,519.25	20,241,015.73	11,431,503.52
Collections of Principal Receivables	640,596,867.80	409,387,430.57	231,209,437.23
Defaulted Amount	4,099,172.96	2,619,666.08	1,479,506.88

Ending Invested Amount / Transferor Amount	2,018,121,268.71	1,212,122,000.00	805,999,268.71

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	December 12, 2013	December 12, 2013	December 12, 2013
Coupon December 16, 2013 to January 14, 2014	0.31660%	0.66660%	0.91660%
Monthly Interest Due	263,833.33	40,399.85	60,180.14	364,413.32
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	263,833.33	40,399.85	60,180.14	364,413.32
Investor Default Amount	2,161,223.11	157,179.27	301,263.70	2,619,666.08
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,091,723.11	318,790.79	593,768.84	5,004,282.74

Reallocated Investor Finance Charge Collections				19,755,744.07
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.6455%
Base Rate				2.3936%
Excess Spread Percentage				14.6039%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	263,833.33	40,399.85	60,180.14	364,413.32
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	263,833.33	40,399.85	60,180.14	364,413.32
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.26

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.26

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.56

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.56

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$14,811,641.47

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$60,180.14

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,751,461.33

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$16,298,478.26

a. Class A Monthly Interest	$263,833.33
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,161,223.11
e. Excess Spread	$13,873,421.82

2. Class B Available Funds	$1,185,339.43

a. Class B Monthly Interest	$40,399.85
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,144,939.58

3. Collateral Available Funds	$2,271,926.38

a. Excess Spread	$2,271,926.38

4. Total Excess Spread	$17,290,287.78

K. Reallocated Principal Collections

1. Principal Allocation Percentage	63.9072%

2. Series 2012-3 Allocable Principal Collections	$640,596,867.80

3. Principal Allocation Percentage of Series 2012-3 Allocable Principal Collections	$409,387,430.57

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$409,387,430.57

6. Shared Principal Collections from other Series allocated to Series 2012-3	$0.00

7. Other amounts treated as Available Principal Collections:	$2,619,666.08

8. Available Principal Collections (total of items 5, 6 and 7)	$412,007,096.65

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$139,395,000.00

2. Required Collateral Invested Amount	$139,395,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$412,007,096.65

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-3
1. Excess Spread	$17,290,287.78
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$157,179.27
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$60,180.14
9. Applied to unpaid Monthly Servicing Fee	$2,020,203.34
10. Collateral Default Amount treated as Available Principal Collections	$301,263.70
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$14,751,461.33

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.3936%
b. Prior Monthly Period	2.3292%
c. Second Prior Monthly Period	2.3353%
2. Three Month Average Base Rate	2.3527%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	16.6455%
b. Prior Monthly Period	17.4982%
c. Second Prior Monthly Period	17.0499%
4. Three Month average Series Adjusted Portfolio Yield	17.0645%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$1,212,122,000.00
Monthly Interest:	$650,614.40
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$1,212,772,614.40

Series 2012-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,849,275,609.76	1,181,820,000.00	667,455,609.76
Beginning Adjusted Invested Amount	N/A	1,181,820,000.00	N/A
Floating Allocation Percentage	N/A	63.9072%	36.0928%
Principal Allocation Percentage	N/A	63.9072%	36.0928%
Collections of Finance Charge Receivables	30,880,733.71	19,735,007.87	11,145,725.84
Collections of Principal Receivables	624,582,501.02	399,153,099.44	225,429,401.58
Defaulted Amount	3,996,697.19	2,554,176.70	1,442,520.49

Ending Invested Amount / Transferor Amount	1,967,669,985.18	1,181,820,000.00	785,849,985.18

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	December 12, 2013	December 12, 2013	December 12, 2013
Coupon December 16, 2013 to January 14, 2014	0.40660%	0.71660%	0.96660%
Monthly Interest Due	330,362.50	42,345.09	61,877.70	434,585.29
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	330,362.50	42,345.09	61,877.70	434,585.29
Investor Default Amount	2,107,192.54	153,252.33	293,731.83	2,554,176.70
Investor Monthly Fees Due	1,625,000.00	118,183.33	226,516.67	1,969,700.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,062,555.04	313,780.75	582,126.20	4,958,461.99

Reallocated Investor Finance Charge Collections				19,341,149.56
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.7245%
Base Rate				2.4752%
Excess Spread Percentage				14.6039%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	975,000,000.00	70,910,000.00	135,910,000.00	1,181,820,000.00
Distributions of Interest	330,362.50	42,345.09	61,877.70	434,585.29
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	330,362.50	42,345.09	61,877.70	434,585.29
Ending Certificates Balance	975,000,000.00	70,910,000.00	135,910,000.00	1,181,820,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.34

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.34

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.60

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.60

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$14,444,565.28

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$61,877.70

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,382,687.58

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$15,956,423.84

a. Class A Monthly Interest	$330,362.50
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,107,192.54
e. Excess Spread	$13,518,868.80

2. Class B Available Funds	$1,160,482.07

a. Class B Monthly Interest	$42,345.09
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,118,136.98

3. Collateral Available Funds	$2,224,243.66

a. Excess Spread	$2,224,243.66

4. Total Excess Spread	$16,861,249.44

K. Reallocated Principal Collections

1. Principal Allocation Percentage	63.9072%

2. Series 2012-4 Allocable Principal Collections	$624,582,501.02

3. Principal Allocation Percentage of Series 2012-4 Allocable Principal Collections	$399,153,099.44

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$399,153,099.44

6. Shared Principal Collections from other Series allocated to Series 2012-4	$0.00

7. Other amounts treated as Available Principal Collections:	$2,554,176.70

8. Available Principal Collections (total of items 5, 6 and 7)	$401,707,276.14

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$135,910,000.00

2. Required Collateral Invested Amount	$135,910,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$401,707,276.14

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-4
1. Excess Spread	$16,861,249.44
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$153,252.33
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$61,877.70
9. Applied to unpaid Monthly Servicing Fee	$1,969,700.00
10. Collateral Default Amount treated as Available Principal Collections	$293,731.83
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$14,382,687.58

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.4752%
b. Prior Monthly Period	2.4108%
c. Second Prior Monthly Period	2.4169%
2. Three Month Average Base Rate	2.4343%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	16.7245%
b. Prior Monthly Period	17.5825%
c. Second Prior Monthly Period	17.1315%
4. Three Month average Series Adjusted Portfolio Yield	17.1462%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$1,181,820,000.00
Monthly Interest:	$738,244.09
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$1,182,558,244.09

Series 2012-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,117,694,342.18	714,287,000.00	403,407,342.18
Beginning Adjusted Invested Amount	N/A	714,287,000.00	N/A
Floating Allocation Percentage	N/A	63.9072%	36.0928%
Principal Allocation Percentage	N/A	63.9072%	36.0928%
Collections of Finance Charge Receivables	18,664,184.60	11,927,755.13	6,736,429.47
Collections of Principal Receivables	377,495,016.93	241,246,441.88	136,248,575.05
Defaulted Amount	2,415,586.85	1,543,733.58	871,853.27

Ending Invested Amount / Transferor Amount	1,189,251,400.98	714,287,000.00	474,964,400.98

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	NA	NA	NA
Coupon December 16, 2013 to January 14, 2014	0.59000%	0.77000%	1.07000%
Monthly Interest Due	295,000.00	26,354.53	39,806.68	361,161.21
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	295,000.00	26,354.53	39,806.68	361,161.21
Investor Default Amount	1,296,733.87	88,765.76	158,233.95	1,543,733.58
Investor Monthly Fees Due	1,000,000.00	68,453.33	122,025.00	1,190,478.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,591,733.87	183,573.62	320,065.63	3,095,373.12

Reallocated Investor Finance Charge Collections				11,850,518.51
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.9895%
Base Rate				2.6430%
Excess Spread Percentage				14.7086%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	600,000,000.00	41,072,000.00	73,215,000.00	714,287,000.00
Distributions of Interest	295,000.00	26,354.53	39,806.68	361,161.21
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	295,000.00	26,354.53	39,806.68	361,161.21
Ending Certificates Balance	600,000,000.00	41,072,000.00	73,215,000.00	714,287,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.49

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.49

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.64

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.64

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$8,794,952.07

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$39,806.68

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,755,145.39

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$9,954,417.63

a. Class A Monthly Interest	$295,000.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,296,733.87
e. Excess Spread	$8,362,683.76

2. Class B Available Funds	$681,413.07

a. Class B Monthly Interest	$26,354.53
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$655,058.54

3. Collateral Available Funds	$1,214,687.81

a. Excess Spread	$1,214,687.81

4. Total Excess Spread	$10,232,430.11

K. Reallocated Principal Collections

1. Principal Allocation Percentage	63.9072%

2. Series 2012-5 Allocable Principal Collections	$377,495,016.93

3. Principal Allocation Percentage of Series 2012-5 Allocable Principal Collections	$241,246,441.88

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$241,246,441.88

6. Shared Principal Collections from other Series allocated to Series 2012-5	$0.00

7. Other amounts treated as Available Principal Collections:	$1,543,733.58

8. Available Principal Collections (total of items 5, 6 and 7)	$242,790,175.46

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$73,215,000.00

2. Required Collateral Invested Amount	$73,215,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$242,790,175.46

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-5
1. Excess Spread	$10,232,430.11
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$88,765.76
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$39,806.68
9. Applied to unpaid Monthly Servicing Fee	$1,190,478.33
10. Collateral Default Amount treated as Available Principal Collections	$158,233.95
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$8,755,145.39

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.6430%
b. Prior Monthly Period	2.5577%
c. Second Prior Monthly Period	2.5577%
2. Three Month Average Base Rate	2.5861%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	16.9895%
b. Prior Monthly Period	17.9502%
c. Second Prior Monthly Period	17.5184%
4. Three Month average Series Adjusted Portfolio Yield	17.4860%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$714,287,000.00
Monthly Interest:	$472,353.91
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$714,759,353.91

Series 2012-A Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	3,793,382,495.91	2,424,244,000.00	1,369,138,495.91
Beginning Adjusted Invested Amount	N/A	2,424,244,000.00	N/A
Floating Allocation Percentage	N/A	63.9072%	36.0928%
Principal Allocation Percentage	N/A	63.9072%	36.0928%
Collections of Finance Charge Receivables	63,345,038.51	40,482,031.46	22,863,007.05
Collections of Principal Receivables	1,281,193,735.60	818,774,861.15	462,418,874.45
Defaulted Amount	8,198,345.93	5,239,332.17	2,959,013.76

Ending Invested Amount / Transferor Amount	4,036,242,537.41	2,424,244,000.00	1,611,998,537.41

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	N/A	N/A	N/A
Increase LIBOR Determination Date	N/A	December 19, 2013	December 19, 2013

Coupon (12/23/13 to 1/14/14)	N/A	1.01450%	1.31450%
Monthly Interest Due	565,039.44	94,276.41	132,334.55	791,650.40

a. Estimated Interest	565,039.44			565,039.44
b. Capped Class A Additional Transaction Costs	0.00	0.00		0.00
c. Interest Underpayment	0.00	0.00	0.00	0.00
d. Interest Overpayment	0.00	0.00	0.00	0.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	565,039.44	94,276.41	132,334.55	791,650.40

Investor Default Amount	4,322,446.23	314,358.55	602,527.39	5,239,332.17
Investor Monthly Fees Due	3,333,333.33	242,423.33	464,650.00	4,040,406.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Additional Transaction Costs (not included in Monthly Interest)	0.00	0.00		0.00
Total Due	8,220,819.00	651,058.29	1,199,511.94	10,071,389.23

Reallocated Investor Finance Charge Collections				39,574,311.88
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.6760%
Base Rate				2.5460%
Excess Spread Percentage				14.6039%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total

Beginning Certificates Balance	0.00	0.00	0.00	0.00
Invested Amount Increases	2,000,000,000.00	145,454,000.00	278,790,000.00	2,424,244,000.00
Distributions of Interest	565,039.44	94,276.41	132,334.55	791,650.40
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	565,039.44	94,276.41	132,334.55	791,650.40
Ending Certificates Balance	2,000,000,000.00	145,454,000.00	278,790,000.00	2,424,244,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 certificate principal amount.

1. The total amount of the distribution:	$0.28

2. The amount of the distribution in respect of Class A Monthly Interest:	$0.28

3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class A Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

6. The amount of the distribution in respect of Class A Additional Transaction Costs (not included in Class A Monthly Interest):	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

1. The total amount of Class A Investor Charge-Offs:	$0.00

2. The amount of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates per $1,000 certificate principal amount.

1. The total amount of the distribution in respect of Class B Certificates:	$0.65

2. The amount of the distribution in respect of Class B Monthly Interest:	$0.65

3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

4. The amount of the distribution in respect of Class B Additional Interest:	$0.00

5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

6. The amount of the distribution in respect of Class B Additional Transaction Costs (not included in Class B Monthly Interest):	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount on such Distribution Date.

1. The amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount:	$0.00

2. The amount of the reductions in the Class B Invested Amount per $1,000 certificate principal amount:	$0.00

3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 certificate principal amount:	$0.00

5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

1. The total amount distributed to the Collateral Interest Holder:	$29,635,257.22

2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$132,334.55

3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$29,502,922.67

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount.

1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount:	$0.00

2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$32,648,786.09

a. Class A Monthly Interest	$565,039.44
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$4,322,446.23
e. Excess Spread	$27,761,300.42

2. Class B Available Funds	$2,374,448.27

a. Class B Monthly Interest	$94,276.41
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$2,280,171.86

3. Collateral Available Funds	$4,551,077.54

a. Excess Spread	$4,551,077.54

4. Total Excess Spread	$34,592,549.82

K. Reallocated Principal Collections

1. Principal Allocation Percentage	63.9072%

2. Series 2012-A Allocable Principal Collections	$1,281,193,735.60

3. Principal Allocation Percentage of Series 2012-A Allocable Principal Collections	$818,774,861.15

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$818,774,861.15

6. Shared Principal Collections from other Series allocated to Series 2012-A	$0.00

7. Other amounts treated as Available Principal Collections	$5,239,332.17

8. Available Principal Collections (total of items 5, 6 & 7)	$824,014,193.32

L. Application of Available Principal Collections during Revolving Period

1. Treated as Shared Principal Collections	$824,014,193.32

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread, Excess Finance Charge Collections and Available Interest Reserve Account Amount Allocated to Series 2012-A
1. Excess Spread	$34,592,549.82
2. Excess Finance Charge Collections	$0.00
3. Available Interest Reserve Account Amount	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$314,358.55
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Senior Minimum Monthly Interest	$132,334.55
10. Applied to unpaid Monthly Servicing Fee	$4,040,406.66
11. Collateral Default Amount treated as Available Principal Collections	$602,527.39
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Applied to pay Class A Additional Transaction Costs (not included in Class A Monthly Interest)	$0.00
15. Applied to pay Class B Additional Transaction Costs (not included in Class B Monthly Interest)	$0.00
16. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$29,502,922.67
17. Available Excess Overpayment Account Amount distributed to Collateral Interest Holder(s)	$0.00

O. Funding of Interest Reserve Account and Payment of Additional Transaction Costs
1. Interest Reserve Account Opening Balance	$0.00
2. Excess of Excess Finance Charge Collections over aggregate Finance Charge Shortfalls	$0.00
3. Deposited to Interest Reserve Account	$0.00
4. Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00

P. Funding of Excess Overpayment Account Amount

1. Excess Overpayment Account Opening Balance	$0.00
2. Amount deposited into Excess Overpayment Account in respect of Class A Certificates	$0.00
3. Amount deposited into Excess Overpayment Account in respect of Class B Certificates	$0.00
4. Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00
5. Available Excess Overpayment Account Amount distributed to the Collateral Interest Holder	$0.00

Q. Yield and Base Rate

1. Base Rate	2.5460%
a. Current Monthly Period
b. Prior Monthly Period	N/A
c. Second Prior Monthly Period	N/A
2. Three Month Average Base Rate	N/A

3. Series Adjusted Portfolio Yield	16.6760%
a. Current Monthly Period
b. Prior Monthly Period	N/A
c. Second Prior Monthly Period	N/A
4. Three Month average Series Adjusted Portfolio Yield	N/A

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate:?	N/A

R. Reassignment Amount
1. Adjusted Invested Amount	2,424,244,000.00
2. Monthly Interest	1,210,965.07
3. Monthly Interest previously due but not paid	0.00
4. Additional Interest	0.00
5. Additional Interest previously due but not paid	0.00
6. Reassignment Amount	2,425,454,965.07

Series 2013-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,862,821,817.27	1,190,477,000.00	672,344,817.27
Beginning Adjusted Invested Amount	N/A	1,190,477,000.00	N/A
Floating Allocation Percentage	N/A	63.9072%	36.0928%
Principal Allocation Percentage	N/A	63.9072%	36.0928%
Collections of Finance Charge Receivables	31,106,939.49	19,879,569.62	11,227,369.87
Collections of Principal Receivables	629,157,656.89	402,076,952.80	227,080,704.09
Defaulted Amount	4,025,973.57	2,572,886.41	1,453,087.16

Ending Invested Amount / Transferor Amount	1,982,083,448.37	1,190,477,000.00	791,606,448.37

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	December 12, 2013	December 12, 2013	December 12, 2013
Coupon December 16, 2013 to January 14, 2014	0.58660%	0.86660%	1.11660%
Monthly Interest Due	488,833.33	38,687.91	72,003.02	599,524.26
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	488,833.33	38,687.91	72,003.02	599,524.26
Investor Default Amount	2,161,223.12	115,781.04	295,882.25	2,572,886.41
Investor Monthly Fees Due	1,666,666.67	89,286.67	228,175.00	1,984,128.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,316,723.12	243,755.62	596,060.27	5,156,539.01

Reallocated Investor Finance Charge Collections				19,644,581.82
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.8844%
Base Rate				2.6405%
Excess Spread Percentage				14.6039%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	53,572,000.00	136,905,000.00	1,190,477,000.00
Distributions of Interest	488,833.33	38,687.91	72,003.02	599,524.26
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	488,833.33	38,687.91	72,003.02	599,524.26
Ending Certificates Balance	1,000,000,000.00	53,572,000.00	136,905,000.00	1,190,477,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.49

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.49

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.72

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.72

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$14,560,045.83

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$72,003.02

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,488,042.81

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$16,501,437.51

a. Class A Monthly Interest	$488,833.33
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,161,223.12
e. Excess Spread	$13,851,381.06

2. Class B Available Funds	$884,015.01

a. Class B Monthly Interest	$38,687.91
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$845,327.10

3. Collateral Available Funds	$2,259,129.30

a. Excess Spread	$2,259,129.30

4. Total Excess Spread	$16,955,837.46

K. Reallocated Principal Collections

1. Principal Allocation Percentage	63.9072%

2. Series 2013-1 Allocable Principal Collections	$629,157,656.89

3. Principal Allocation Percentage of Series 2013-1 Allocable Principal Collections	$402,076,952.80

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$402,076,952.80

6. Shared Principal Collections from other Series allocated to Series 2013-1	$0.00

7. Other amounts treated as Available Principal Collections:	$2,572,886.41

8. Available Principal Collections (total of items 5, 6 and 7)	$404,649,839.21

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$136,905,000.00

2. Required Collateral Invested Amount	$136,905,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$404,649,839.21

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2013-1
1. Excess Spread	$16,955,837.46
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$115,781.04
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$72,003.02
9. Applied to unpaid Monthly Servicing Fee	$1,984,128.34
10. Collateral Default Amount treated as Available Principal Collections	$295,882.25
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$14,488,042.81

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.6405%
b. Prior Monthly Period	2.5761%
c. Second Prior Monthly Period	2.5822%
2. Three Month Average Base Rate	2.5996%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	16.8844%
b. Prior Monthly Period	17.7533%
c. Second Prior Monthly Period	17.2968%
4. Three Month average Series Adjusted Portfolio Yield	17.3115%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$1,190,477,000.00
Monthly Interest:	$855,804.84
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$1,191,332,804.84

Series 2013-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,117,692,777.41	714,286,000.00	403,406,777.41
Beginning Adjusted Invested Amount	N/A	714,286,000.00	N/A
Floating Allocation Percentage	N/A	63.9072%	36.0928%
Principal Allocation Percentage	N/A	63.9072%	36.0928%
Collections of Finance Charge Receivables	18,664,158.47	11,927,738.43	6,736,420.04
Collections of Principal Receivables	377,494,488.44	241,246,104.13	136,248,384.31
Defaulted Amount	2,415,583.46	1,543,731.41	871,852.05

Ending Invested Amount / Transferor Amount	1,189,249,736.03	714,286,000.00	474,963,736.03

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	December 12, 2013	December 12, 2013	December 12, 2013
Coupon December 16, 2013 to January 14, 2014	0.58660%	0.86660%	1.21660%
Monthly Interest Due	293,300.00	23,212.60	47,070.25	363,582.85
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	293,300.00	23,212.60	47,070.25	363,582.85
Investor Default Amount	1,296,733.87	69,468.19	177,529.35	1,543,731.41
Investor Monthly Fees Due	1,000,000.00	53,571.67	136,905.00	1,190,476.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,590,033.87	146,252.46	361,504.60	3,097,790.93

Reallocated Investor Finance Charge Collections				11,790,614.18
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.8908%
Base Rate				2.6471%
Excess Spread Percentage				14.6039%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	600,000,000.00	32,143,000.00	82,143,000.00	714,286,000.00
Distributions of Interest	293,300.00	23,212.60	47,070.25	363,582.85
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	293,300.00	23,212.60	47,070.25	363,582.85
Ending Certificates Balance	600,000,000.00	32,143,000.00	82,143,000.00	714,286,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.49

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.49

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.72

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.72

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$8,739,893.50

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$47,070.25

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,692,823.25

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$9,904,111.95

a. Class A Monthly Interest	$293,300.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,296,733.87
e. Excess Spread	$8,314,078.08

2. Class B Available Funds	$530,579.78

a. Class B Monthly Interest	$23,212.60
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$507,367.18

3. Collateral Available Funds	$1,355,922.45

a. Excess Spread	$1,355,922.45

4. Total Excess Spread	$10,177,367.71

K. Reallocated Principal Collections

1. Principal Allocation Percentage	63.9072%

2. Series 2013-2 Allocable Principal Collections	$377,494,488.44

3. Principal Allocation Percentage of Series 2013-2 Allocable Principal Collections	$241,246,104.13

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$241,246,104.13

6. Shared Principal Collections from other Series allocated to Series 2013-2	$0.00

7. Other amounts treated as Available Principal Collections:	$1,543,731.41

8. Available Principal Collections (total of items 5, 6 and 7)	$242,789,835.54

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$82,143,000.00

2. Required Collateral Invested Amount	$82,143,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$242,789,835.54

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2013-2
1. Excess Spread	$10,177,367.71
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$69,468.19
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$47,070.25
9. Applied to unpaid Monthly Servicing Fee	$1,190,476.67
10. Collateral Default Amount treated as Available Principal Collections	$177,529.35
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$8,692,823.25

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.6471%
b. Prior Monthly Period	2.5835%
c. Second Prior Monthly Period	N/A
2. Three Month Average Base Rate	N/A

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	16.8908%
b. Prior Monthly Period	17.8023%
c. Second Prior Monthly Period	N/A
4. Three Month average Series Adjusted Portfolio Yield	N/A

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate?	N/A

P. Reassignment Amount
Adjusted Invested Amount:	$714,286,000.00
Monthly Interest:	$517,353.78
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$714,803,353.78

Series 2013-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	904,491,400.63	578,035,000.00	326,456,400.63
Beginning Adjusted Invested Amount	N/A	578,035,000.00	N/A
Floating Allocation Percentage	N/A	63.9072%	36.0928%
Principal Allocation Percentage	N/A	63.9072%	36.0928%
Collections of Finance Charge Receivables	15,103,945.53	9,652,506.53	5,451,439.00
Collections of Principal Receivables	305,486,915.08	195,228,090.43	110,258,824.65
Defaulted Amount	1,954,807.72	1,249,262.60	705,545.12

Ending Invested Amount / Transferor Amount	962,398,774.67	578,035,000.00	384,363,774.67

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total

Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	NA	NA	NA
Coupon December 16, 2013 to January 14, 2014	0.98000%	1.28000%	1.58000%
Monthly Interest Due	408,333.33	23,121.07	41,859.47	473,313.87
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	408,333.33	23,121.07	41,859.47	473,313.87
Investor Default Amount	1,080,611.56	46,846.67	121,804.37	1,249,262.60
Investor Monthly Fees Due	833,333.33	36,126.67	93,931.67	963,391.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,322,278.22	106,094.41	257,595.51	2,685,968.14

Reallocated Investor Finance Charge Collections				9,771,048.04
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.3583%
Base Rate				3.0240%
Excess Spread Percentage				14.7086%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	21,676,000.00	56,359,000.00	578,035,000.00
Distributions of Interest	408,333.33	23,121.07	41,859.47	473,313.87
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	408,333.33	23,121.07	41,859.47	473,313.87
Ending Certificates Balance	500,000,000.00	21,676,000.00	56,359,000.00	578,035,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.82

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.82

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$1.07

(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.07

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$7,126,939.37

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$41,859.47

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,085,079.90

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$8,451,951.91

a. Class A Monthly Interest	$408,333.33
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,080,611.56
e. Excess Spread	$6,963,007.02

2. Class B Available Funds	$366,409.02

a. Class B Monthly Interest	$23,121.07
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$343,287.95

3. Collateral Available Funds	$952,687.11

a. Excess Spread	$952,687.11

4. Total Excess Spread	$8,258,982.08

K. Reallocated Principal Collections

1. Principal Allocation Percentage	63.9072%

2. Series 2013-3 Allocable Principal Collections	$305,486,915.08

3. Principal Allocation Percentage of Series 2013-3 Allocable Principal Collections	$195,228,090.43

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$195,228,090.43

6. Shared Principal Collections from other Series allocated to Series 2013-3	$0.00

7. Other amounts treated as Available Principal Collections:	$1,249,262.60

8. Available Principal Collections (total of items 5, 6 and 7)	$196,477,353.03

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$56,359,000.00

2. Required Collateral Invested Amount	$56,359,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$196,477,353.03

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2013-3
1. Excess Spread	$8,258,982.08
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$46,846.67
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$41,859.47
9. Applied to unpaid Monthly Servicing Fee	$963,391.67
10. Collateral Default Amount treated as Available Principal Collections	$121,804.37
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,085,079.90

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.0240%
b. Prior Monthly Period	2.9284%
c. Second Prior Monthly Period	N/A
2. Three Month Average Base Rate	N/A

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.3583%
b. Prior Monthly Period	18.3976%
c. Second Prior Monthly Period	N/A
4. Three Month average Series Adjusted Portfolio Yield	N/A

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate?	N/A

P. Reassignment Amount
Adjusted Invested Amount:	$578,035,000.00
Monthly Interest:	$578,337.80
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$578,613,337.80

Series 2009-D-II Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	486,320,898.16	310,794,000.00	175,526,898.16
Beginning Adjusted Invested Amount	N/A	310,794,000.00	N/A
Floating Allocation Percentage	N/A	63.9072%	36.0928%
Principal Allocation Percentage	N/A	63.9072%	36.0928%
Collections of Finance Charge Receivables	8,120,988.60	5,189,895.27	2,931,093.33
Collections of Principal Receivables	164,252,165.15	104,968,936.37	59,283,228.78
Defaulted Amount	1,051,047.97	671,695.18	379,352.79

Ending Invested Amount / Transferor Amount	517,456,148.46	310,794,000.00	206,662,148.46

B. Monthly Period Funding Requirements			Total

LIBOR Determination Date			December 12, 2013
Coupon December 16, 2013 - January 14, 2014			20.16660%
Monthly Interest Due			5,223,048.57
Outstanding Monthly Interest Due			0.00
Additional Interest Due			0.00
Total Interest Due			5,223,048.57
Investor Default Amount			671,695.18
Investor Monthly Fees Due			517,990.00
Investor Additional Amounts Due			0.00
Total Due			6,412,733.75

Investor Finance Charge Collections			5,189,895.27

C. Certificates - Balances and Distributions			Total
Beginning Certificates Balance			310,794,000.00
Distributions of Interest			5,223,048.57
Distributions of Principal			0.00
Total Distributions			5,223,048.57
Ending Certificates Balance			310,794,000.00

D. Information regarding distributions on the Distribution Date in respect of the Series 2009-D-II Certificates per $1,000 certificate principal amount

(1) The total amount of the distribution	$16.81

(2) The amount of the distribution in respect of Monthly Interest	$16.81

(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00

(4) The amount of the distribution in respect of Additional Interest	$0.00

(5) The amount of the distribution in respect of principal of the Series 2009-D-II Certificates	$0.00

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date

(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2009-D-II Invested Amount

Series	Beginning Scheduled Partial Amortization Amount	Distributions of Principal	Pro rata share of Investor Charge-Offs	Reallocated Principal Collections Applied	Reimbursements	Ending Scheduled Partial Amortization Amount

2004-2	17,500,000.00	0.00	0.00	0.00	0.00	17,500,000.00
2005-2	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2007-2	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2008-2	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00
2008-4	40,529,000.00	0.00	0.00	0.00	0.00	40,529,000.00
2008-6	102,273,000.00	0.00	0.00	0.00	0.00	102,273,000.00

Series 2009-D-II
Invested Amount	310,794,000.00	0.00	0.00	0.00	0.00	310,794,000.00
(aggregate of Scheduled Partial Amortization Amounts)

G. Application of Investor Finance Charge Collections.

1. Available Funds	$5,189,895.27

a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$671,695.18
d. Monthly Interest	$4,518,200.09
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00

2. Excess Spread:	$0.00

H. Reallocated Principal Collections.

1. Principal Allocation Percentage:	63.9072%

2. Series 2009-D-II Allocable Principal Collections:	$164,252,165.15

3. Principal Allocation Percentage of Series 2009-D-II Allocable Principal Collections:	$104,968,936.37

4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00

5. Item 3 minus item 4:	$104,968,936.37

6. Shared Principal Collections from other Series allocated to Series 2009-D-II:	$0.00

7. Other amounts treated as Available Principal Collections:	$671,695.18

8. Available Principal Collections (total of items 5., 6. & 7.):	$105,640,631.55

I. Application of Available Principal Collections during Revolving Period.

1. Treated as Shared Principal Collections:	$105,640,631.55

J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.

1. Retained during an Early Amortization Period	$0.00

2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00

3. Treated as Shared Principal Collections:	$0.00

K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-II.

1. Excess Spread:	$0.00

2. Excess Finance Charge Collections:	$1,222,838.48

3. Applied to fund Required Amount:	$704,848.48

4. Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to unpaid Monthly Servicing Fee:	$517,990.00

6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

7. Applied to fund Series 2009-D-I Shortfall	$0.00

8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L. Amounts and Applications Relating to the Referenced Series

Series	Referenced Series Adjusted Shortfall	Referenced Series Shortfall Coverage Amount	Allocable portion of Reallocated Principal Collections	Applied to fund Scheduled Partial Amortization Amount	Reimbursements of reductions of Scheduled Partial Amortization Amount

2004-2	0.00	0.00	0.00	0.00	0.00

2005-2	0.00	0.00	0.00	0.00	0.00

2007-2	0.00	0.00	0.00	0.00	0.00

2008-2	0.00	0.00	0.00	0.00	0.00

2008-4	0.00	0.00	0.00	0.00	0.00

2008-6	0.00	0.00	0.00	0.00	0.00

Aggregate for all Referenced Series
	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2009-D-I:

1. Applied under Section 4.05

a. Shortfalls in Monthly Servicing Fee	$0.00

b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00

c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00

2. Applied under Section 4.07

a. Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00

b. Shortfalls in unpaid Monthly Servicing Fee	$0.00

c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00